Allowance for Loan Losses (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$ 886	$ 959
Collectively evaluated for impairment	2,709	2,946
Acquired with deteriorated credit quality	0	0
Total ending allowance	3,595	3,905
Loans:
Individually evaluated for impairment	11,218	11,445
Collectively evaluated for impairment	297,500	284,675
Acquired with deteriorated credit quality	731	792
Total ending loan balance	309,449	296,912
Commercial [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	764	792
Collectively evaluated for impairment	1,352	1,933
Acquired with deteriorated credit quality	0	0
Total ending allowance	2,116	2,725
Loans:
Individually evaluated for impairment	9,005	9,930
Collectively evaluated for impairment	108,688	118,324
Acquired with deteriorated credit quality	619	668
Total ending loan balance	118,312	128,922
Commercial Mortgage [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	122	135
Collectively evaluated for impairment	554	323
Acquired with deteriorated credit quality	0	0
Total ending allowance	676	458
Loans:
Individually evaluated for impairment	2,206	1,472
Collectively evaluated for impairment	36,999	33,842
Acquired with deteriorated credit quality	112	124
Total ending loan balance	39,317	35,438
Mortgage Warehouse [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	654	508
Acquired with deteriorated credit quality	0	0
Total ending allowance	654	508
Loans:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	132,636	115,443
Acquired with deteriorated credit quality	0	0
Total ending loan balance	132,636	115,443
Residential Construction [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	4	0
Acquired with deteriorated credit quality	0	0
Total ending allowance	4	0
Loans:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	1,664	792
Acquired with deteriorated credit quality	0	0
Total ending loan balance	1,664	792
Home Equity [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	0	32
Collectively evaluated for impairment	90	79
Acquired with deteriorated credit quality	0	0
Total ending allowance	90	111
Loans:
Individually evaluated for impairment	7	43
Collectively evaluated for impairment	13,188	11,354
Acquired with deteriorated credit quality	0	0
Total ending loan balance	13,195	11,397
Consumer and Other [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	55	83
Acquired with deteriorated credit quality	0	0
Total ending allowance	55	83
Loans:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	4,325	4,920
Acquired with deteriorated credit quality	0	0
Total ending loan balance	4,325	4,920
Unallocated [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	0	20
Acquired with deteriorated credit quality	0	0
Total ending allowance	0	20
Loans:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	0	0
Acquired with deteriorated credit quality	0	0
Total ending loan balance	$ 0	$ 0